Valgro Funds, Inc.
                                             474 N. Lake Shore Dr., Suite 2003
                                             Chicago, IL 60611-6463
                                             (312) 832-9831

                                             file nos. 333-89357 & 811-09635

Securities and Exchange Commission
Washington, DC 20549

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statements of Additional Information used for the Valgro Fund do not differ from those contained in the most recent registration statement, which was filed electronically.

                                             Sincerely,
                                             Bob Rintel, President
                                             Valgro Funds, Inc.